Note 25 - Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income	$ 30,351	$ 30,961	$ 31,569	$ 30,087	$ 29,897	$ 30,329	$ 29,567	$ 28,284	$ 27,585	$ 26,298	$ 25,548	$ 24,094	$ 122,968	$ 118,077	$ 103,525
Interest expense	3,969	4,112	4,308	4,994	5,522	5,991	5,923	5,211	4,606	3,656	3,097	2,659	17,383	22,647	14,018
Net interest income	26,382	26,849	27,261	25,093	24,375	24,338	23,644	23,073	22,979	22,642	22,451	21,435	105,585	95,430	89,507
Provision for loan losses	3,065	1,038	4,124	1,469	686	167	154	1,033	1,097	1,088	1,090	1,023	9,696	2,040
Earnings before income taxes	10,771	14,669	11,313	11,357	10,222	13,556	12,451	10,882	10,708	10,718	9,798	10,153
Net earnings	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 38,492	$ 36,044	$ 32,594
Basic earnings per common share (in dollars per share)	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 3.52	$ 3.36	$ 3.09
Diluted earnings per common share (in dollars per share)	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 3.51	$ 3.35	$ 3.08